Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity

NOTE 9 – SHAREHOLDERS’ EQUITY

Description of the rights attached to the Shares in the Company:

Common stock:

Each share of common stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders are not permitted to vote their shares cumulatively. Accordingly, the stockholders of the Company’s common stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of common stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

Transactions:

During January 2019 the Company issued total of 19,050 shares of Common Stock of the Company $0.0001 par value, to accredited investors for total consideration of $120,000.

During February 2019 the Company issued total of 35,717 shares of Common Stock of the Company $0.0001 par value, to accredited investors for total consideration of $225,000.

During March 2019 the Company issued total of 15,874 shares of Common Stock of the Company $0.0001 par value, to accredited investor for total consideration of $100,000.

In addition, during March 2019 the Company issued 7,937 shares of Common Stock of the Company $0.0001 par value, to an accredited investor for total consideration of $50,000 and at the same time issued him 7,937 shares of Common Stock $0.0001 par value for total consideration of $66,666 and 7,937 warrants to purchase the company shares of Common Stock at an exercise price of 84 cents.

During June 2019, the Company issued total of 31,747 shares of Common Stock of the Company $0.0001 par value, to accredited investors for total consideration of $200,000. In addition, During June 2019 the Company issued 10,004 shares of Common Stock of the Company $0.0001 par value, to an accredited investor for total consideration of $84,034 and at the same time issued that accredited investor 10,004 warrants to purchase the company shares of Common Stock at an exercise price of 84 cents.

During August 2019, the Company signed a subscription agreement with an investor according to which the Company will issue total of 11,905 shares of Common Stock of the Company $0.0001 par value, to accredited investor for total consideration of $100,000. In addition, and at the same time issued that accredited investor 11,905 warrants to purchase the company shares of Common Stock at an exercise price of 84 cents.

On May 9, 2020, the Company entered into a Securities Purchase Agreement (the “May Agreement”) with an existing shareholder (the “Investor”), pursuant to which the Company sold to the Investor for an aggregated amount of $100,000, 13,107 units at a price per unit of $7.63 (the “2019 Units”), each 2019 Unit consists of (i) one share of Common Stock and (ii) one warrant to purchase one share of Common Stock with an exercise price of $8.40 for a period of 36 months following the issuance date. The shares of Common Stock were issued on July 2, 2020.

On July 2, 2020, the Company issued 67,369 shares of Common Stock in respect of the conversion of convertible loans as detailed in Note 3A above.

During July and August 2020, the Company entered into additional Securities Purchase Agreements with existing shareholders (the “Additional Investors”), pursuant to which the Company sold to the Additional Investors for an aggregate amount of $150,000, 19,662 units, based substantially upon the same terms as in the May Agreement.

On September 23, 2020, the Company entered into a Securities Purchase Agreement (the “Medigus SPA”) with Medigus Ltd. (“Medigus”) in connection with the sale and issuance of 13,107 units for total consideration of $100,000, based substantially upon the same terms as in the May Agreement.

The Medigus SPA contemplates an additional investment by Medigus not to exceed $25,000 (the “Additional Medigus Investment”), which shall be triggered following the parties’ initiation of a proof of concept procedure to test the effectiveness of the Company’s sanitizers and its residual effects on surfaces against different pathogens including COVID-19. In consideration for the Additional Medigus Investment, the Company has agreed to issue an additional 3,277 units at a purchase price of $7.63, which units shall contain the same composition of securities as described in the foregoing description of the Medigus SPA.

On September 22, 2020 and September 24, 2020, the Chairman of the Board of Directors of the Company (the “Board”), exercised a warrant to purchase an aggregate of 28,572 shares of Common Stock, which warrants were granted to him on June 15, 2020 by the Board as a replacement for his recently expired options, which were previously granted to him in April 2018.

During December 2020, two directors on Save Food Ltd exercised 6,350 options under the 2018 Equity Incentive Plan into 6,350 shares of common stock of the Company total consideration of $20,000.